LONG-TERM DEBT - Carrying Value (Details) (USD $) In Millions, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Debt Instrument [Line Items]
Amortized Principal	$ 1,845	$ 2,094
Interest Rate Swap	87	96
Carrying Value of Senior Note	1,932	2,190
Senior Notes 2012 [Member]
Debt Instrument [Line Items]
Amortized Principal	0	250
Interest Rate Swap	0	6
Carrying Value of Senior Note	0	256
Senior Notes 2013 [Member]
Debt Instrument [Line Items]
Amortized Principal	250	249
Interest Rate Swap	0	0
Carrying Value of Senior Note	250	249
Senior Notes 2015 [Member]
Debt Instrument [Line Items]
Amortized Principal	499	499
Interest Rate Swap	24	37
Carrying Value of Senior Note	523	536
Senior Notes 2017 [Member]
Debt Instrument [Line Items]
Amortized Principal	598	598
Interest Rate Swap	31	35
Carrying Value of Senior Note	629	633
Senior Notes 2020 [Member]
Debt Instrument [Line Items]
Amortized Principal	498	498
Interest Rate Swap	32	18
Carrying Value of Senior Note	$ 530	$ 516